FIRST INVESTORS SERIES FUND II, INC.
                              GROWTH & INCOME FUND
                            MID-CAP OPPORTUNITY FUND
                              UTILITIES INCOME FUND
                           FIRST INVESTORS SERIES FUND
                                 BLUE CHIP FUND
                             SPECIAL SITUATIONS FUND
                                TOTAL RETURN FUND
                        FIRST INVESTORS GLOBAL FUND, INC.
                          SUPPLEMENT DATED JULY 9, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 19, 1999

4. The following replaces item 7 under the section "Class A Shares May be Purchased Without a Sales Charge" on page 4 of the Shareholder Manual dated April 22, 1999:

         7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or from a First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.

                      FIRST INVESTORS GOVERNMENT FUND, INC.
                      FIRST INVESTORS INVESTMENT GRADE FUND
                     A SERIES OF FIRST INVESTORS SERIES FUND
                      FIRST INVESTORS FUND FOR INCOME, INC.
                      FIRST INVESTORS HIGH YIELD FUND, INC.
                          SUPPLEMENT DATED JULY 9, 1999
         TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 19, 1999

The following replaces item 7 under the section "Class A Shares May be Purchased Without a Sales Charge" on page 4 of the Shareholder Manual dated April 22, 1999:

         7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or from a First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.

              FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
                     A SERIES OF FIRST INVESTORS SERIES FUND
                  FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
              FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
                FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                          SUPPLEMENT DATED JULY 9, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999


The following replaces item 7 under the section "Class A Shares May be Purchased Without a Sales Charge" on page 4 of the Shareholder Manual dated April 22, 1999:

         7: With the liquidation proceeds from a First Investors Life Variable Annuity Fund A, C, or D contract or from a First Investors Single Premium Retirement Annuity contract within one year of the contract's maturity date.